UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	November 22, 2008 to December 21, 2008

Commission File Number of issuing entity:	333-130030-01

GE Capital Credit Card Master Note Trust
(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor:	333-130030

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

GE Money Bank
(Exact Name of Sponsor as Specified in its Charter)

Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (GE Capital Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o General Electric Capital Corporation
777 Long Ridge Road, Bldg. B, 3rd Floor,
Stamford, CT	06927
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(203) 585-6669
(Telephone Number, Including Area Code)

No Change
(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2006-1, Class A	|__|	|__|	|_X_|	___________
Series 2006-1, Class B	|__|	|__|	|_X_|	___________
Series 2006-1, Class C	|__|	|__|	|_X_|	___________
Series 2007-1, Class A	|__|	|__|	|_X_|	___________
Series 2007-1, Class B	|__|	|__|	|_X_|	___________
Series 2007-1, Class C	|__|	|__|	|_X_|	___________
Series 2007-2, Class A	|__|	|__|	|_X_|	___________
Series 2007-2, Class B	|__|	|__|	|_X_|	___________
Series 2007-2, Class C	|__|	|__|	|_X_|	___________
Series 2007-3, Class A-1	|__|	|__|	|_X_|	___________
Series 2007-3, Class A-2	|__|	|__|	|_X_|	___________
Series 2007-3, Class B	|__|	|__|	|_X_|	___________
Series 2007-3, Class C	|__|	|__|	|_X_|	___________
Series 2007-4, Class A	|__|	|__|	|_X_|	___________
Series 2007-4, Class B	|__|	|__|	|_X_|	___________
Series 2007-4, Class C	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes..X.. No......
PART I - Distribution Information.
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in Exhibit 99.1, 99.2, 99.3, 99.4, 99.5 and the following tables.

The following tables summarize the trust portfolio by various criteria as of the calendar year ended December 31, 2008 for each of the retailers included in the trust portfolio. Please note that numbers and percentages presented in the tables below may not sum to the totals presented due to rounding. Because the future composition and performance of the trust portfolio will change over time, these tables are not indicative of the composition or performance of the trust portfolio at any subsequent time.

For purposes of the following tables:

Each Securitization Reporting Year is the period of twelve Monthly Periods ending on December 21st of the related calendar year.
Total Receivables Outstanding is the sum of principal receivables and finance charge receivables (which includes fee receivables) included in the trust portfolio.
Principal Receivables Outstanding is the sum of principal receivables included in the trust portfolio as of the date or in the period indicated.
Average Principal Receivables Outstanding is the average of the balance of the Principal Receivables Outstanding as of the first day of each Monthly Period in the period indicated.
Number of Accounts is the number of accounts included in the trust portfolio.
Accounts Outstanding is the sum of the number of accounts included in the trust portfolio as of the date or in the period indicated.
Average Accounts Outstanding is the average of the number of accounts as of the first day of each Monthly Period in the period indicated.

Composition by Retailer

Retailer	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
JCPenney	$5,289,411,530	26.02%	16,029,940	34.50%
Lowe's	$5,029,592,918	24.75%	7,130,295	15.30%
Sam's(1)	$2,298,640,345	11.31%	5,111,307	10.97%
Wal-Mart(1)	$2,093,743,268	10.30%	3,213,763	6.90%
Sam's Club Dual Card	$2,024,888,530	9.96%	1,540,168	3.31%
Other	$1,202,036,259	5.91%	5,296,180	11.36%
Dillard's	$1,015,057,209	4.99%	1,933,657	4.15%
GAP(2)	$949,574,883	4.67%	6,084,189	13.06%
JCPenney Dual Card	$422,049,141	2.08%	261,553	0.56%
Total	$20,324,994,083	100.00%	46,601,052	100.00%

(1)	Sam's Club and Wal-Mart are affiliated retailers. Sam's Club cards may also be used at Wal-Mart locations, and Wal-Mart cards may be used at Sam's Club locations if the cardholder belongs to the club. Figures shown here are based on which retailer is identified on the card, not where the purchase was made.
(2)	Figures presented for GAP include Old Navy, Gap and Banana Republic, which are affiliated retailers. Each of these retailers' cards may be used at the locations of the other two.

Composition by Account Balance

Account Balance Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Credit Balance	$(27,670,038)	-0.14%	628,662	1.35%
Zero Balance	$ 0	0.00%	18,760,883	40.26%
$.01-$500.00	$3,131,956,530	15.41%	16,235,000	34.84%
$500.01-$1,000.00	$3,584,188,096	17.63%	5,030,030	10.79%
$1,000.01-$2,000.00	$4,845,275,393	23.84%	3,442,112	7.39%
$2,000.01-$3,000.00	$3,059,918,168	15.05%	1,258,129	2.70%
$3,000.01-$4,000.00	$2,085,236,889	10.26%	603,802	1.30%
$4,000.01-$5,000.00	$1,394,930,132	6.86%	311,902	0.67%
$5,000.01-$6,000.00	$833,356,692	4.10%	153,459	0.33%
$6,000.01-$7,000.00	$469,106,625	2.31%	72,631	0.16%
$7,000.01-$8,000.00	$300,116,856	1.48%	40,268	0.09%
$8,000.01-$9,000.00	$198,663,859	0.98%	23,455	0.05%
$9,000.01-$10,000.00	$162,485,099	0.80%	17,132	0.04%
$10,000.01-$15,000.00	$250,599,770	1.23%	21,601	0.05%
$15,000.01-$20,000.00	$26,105,650	0.13%	1,544	0.00%
$20,000.01 or more	$10,724,363	0.05%	442	0.00%
Total	$20,324,994,083	100.00%	46,601,052	100.00%

Composition by Credit Limit

Credit Limit Range	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
$.01-$500.00	$1,282,483,680	6.31%	9,629,890	20.66%
$500.01-$1,000.00	$1,898,720,738	9.34%	8,747,751	18.77%
$1,000.01-$2,000.00	$3,409,170,948	16.77%	10,653,993	22.86%
$2,000.01-$3,000.00	$3,266,339,589	16.07%	7,346,804	15.77%
$3,000.01-$4,000.00	$3,043,733,660	14.98%	3,755,828	8.06%
$4,000.01-$5,000.00	$2,232,817,433	10.99%	2,469,853	5.30%
$5,000.01-$6,000.00	$1,702,563,391	8.38%	1,106,787	2.38%
$6,000.01-$7,000.00	$866,441,089	4.26%	603,591	1.30%
$7,000.01-$8,000.00	$708,717,513	3.49%	725,579	1.56%
$8,000.01-$9,000.00	$359,910,530	1.77%	221,121	0.47%
$9,000.01-$10,000.00	$970,293,479	4.77%	1,118,556	2.40%
$10,000.01 or more	$583,802,034	2.87%	221,299	0.47%
Total	$20,324,994,083	100.00%	46,601,052	100.00%

Composition by Account Age

Age	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
0 Month to 6 Months	$501,052,323	2.47%	1,205,411	2.59%
Over 6 Months to 1 Year	$973,925,410	4.79%	2,461,442	5.28%
Over 1 Year to 2 Years	$2,322,281,515	11.43%	6,779,220	14.55%
Over 2 Years to 3 Years	$2,205,044,176	10.85%	5,401,530	11.59%
Over 3 Years to 4 Years	$2,664,161,293	13.11%	4,723,048	10.14%
Over 4 Years to 5 Years	$1,653,457,566	8.14%	3,770,550	8.09%
Over 5 Years to 6 Years	$1,236,507,793	6.08%	3,024,541	6.49%
Over 6 Years to 7 Years	$1,154,911,210	5.68%	2,615,700	5.61%
Over 7 Years to 8 Years	$1,079,921,874	5.31%	2,308,886	4.95%
Over 8 Years to 9 Years	$944,049,795	4.64%	1,641,719	3.52%
Over 9 Years to 10 Years	$623,682,875	3.07%	1,014,808	2.18%
Over 10 Years	$4,965,998,254	24.43%	11,654,197	25.01%
Total	$20,324,994,083	100.00%	46,601,052	100.00%

Composition by Billing Address

State	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Texas	$1,993,509,820	9.81%	3,784,976	8.12%
California	$1,760,538,530	8.66%	5,253,172	11.27%
Florida	$1,413,065,058	6.95%	3,132,472	6.72%
North Carolina	$1,026,120,944	5.05%	2,104,156	4.52%
New York	$837,645,771	4.12%	2,381,912	5.11%
Other	$13,294,113,960	65.41%	29,944,364	64.26%
Total	$20,324,994,083	100.00%	46,601,052	100.00%

Composition by Delinquency Status

Delinquency Status	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
Current, Credit Balances & $0	$17,935,353,147	88.24%	44,135,359	94.71%
1 - 29 Days	$1,079,169,562	5.31%	1,254,343	2.69%
30 - 59 Days	$423,789,235	2.09%	429,742	0.92%
60 - 89 Days	$291,772,755	1.44%	266,856	0.57%
90 - 119 Days	$235,611,552	1.16%	206,470	0.44%
120 - 149 Days	$201,619,259	0.99%	173,147	0.37%
150 or More Days	$157,678,572	0.78%	135,135	0.29%
Total	$20,324,994,083	100.00%	46,601,052	100.00%

GE Money Bank uses proprietary scoring models developed for GE Money Bank for purposes of monitoring obligor credit quality. Information obtained from customers and credit bureaus is electronically transmitted into these proprietary scoring models to determine the probability of an account becoming 90 or more days past due or becoming a charged-off account, in each case within the next 12 months. Obligor credit quality is monitored at least monthly during the life of an account. The information in the following table is based on the most recent information available for each account in the trust portfolio. Because the future composition of the trust portfolio will change over time, obligor credit quality as shown in the table below is not indicative of obligor credit quality for the trust portfolio at any subsequent time. In addition, GE Money Bank's assessment of obligor credit quality may change over time depending on the conduct of the cardholder and changes in the proprietary scoring models used by GE Money Bank.

Composition by Obligor Credit Quality

Loss Probability	Percentage of Total Receivables Outstanding
16.2% +	18.33%
7.1%-16.2%	16.02%
2.8%-7.0%	23.42%
< 2.8%	41.22%
Unrated	1.01%
Total...............	100.00%

The following Cardholder Monthly Payment Rates table sets forth the highest and lowest cardholder monthly payment rates on the credit card accounts in the trust portfolio during any Monthly Period in the 2008 Securitization Reporting Year, in each case calculated as a percentage of the principal receivables outstanding as of the first day of each Monthly Period during the 2008 Securitization Reporting Year. Because the future composition and performance of the trust portfolio will change over time, the table below is not indicative of the composition or performance of the trust portfolio at any subsequent time.

Cardholder Monthly Payment Rates*

2008
Lowest Month	11.27%
Highest Month	13.71%
Monthly Average	12.80%

*Payment rates shown in the table are based on amounts that would be deemed payments of principal receivables with respect to the accounts.

The following Payment Status table sets forth the weighted average percentage for all billing cycles in the calendar year ended December 31, 2008 of the number of accounts that made a payment in the described category in a given billing cycle divided by the total number of active accounts in the trust portfolio during such billing cycle. Please note that the percentages presented in the table below may not sum to the totals presented due to rounding. Because the future composition and performance of the trust portfolio will change over time, the table below is not indicative of the composition or performance of the trust portfolio at any subsequent time.

Payment Status

Percentage of Receivables
Twelve Billing
Cycles Ended in
December, 2008
Less than Minimum Payment	16.66%
Minimum Payment	13.23%
Greater Than Minimum Payment, Less than Full Payment	43.63%
Full Payment or Greater than Full Payment	26.49%

The following Loss and Revenue tables set forth the aggregate loss and revenue experience for cardholder payments on the credit card accounts in the trust portfolio during the 2008 Securitization Reporting Year. We cannot assure you that the future loss and revenue experience for the trust portfolio will be similar to historical experience set forth below.

Loss Experience
(Dollars in Thousands)

As of December 21, 2008
Average Principal Receivables Outstanding	$19,679,121
Gross Principal Charge Offs	$ 1,624,183

Gross Principal Charge Offs as a percentages of Average Principal Receivables Outstanding (annualized)	8.25%

Less: Recoveries	$ 264,300

Net Principal Charge Offs	$ 1,359,884

Net Principal Charge Offs as a percentage of Average Principal Receivables Outstanding (annualized)	6.91%

Gross Charge Off Accounts	1,945,305

Average Accounts Outstanding	49,516,627

Gross Charge Offs as a Percentage of Average Accounts Outstanding (annualized)	3.93%

Revenue Experience
(Dollars in Thousands)

As of December 21, 2008
Average Principal Receivables Outstanding	$ 19,679,121
Collected Finance Charges and Fees	$ 4,582,213
Collected Finance Charges and Fees as a percentage of Average Principal Receivables Outstanding (annualized)	23.28%

PART II - Other Information

Item 9 Exhibits.

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2006-1, for January 15, 2009 Payment Date.
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-1, for January 15, 2009 Payment Date.
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for January 15, 2009 Payment Date.
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-3, for January 15, 2009 Payment Date.
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for January 15, 2009 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: January 15, 2009	By: /s/ Ravi Ramanujam
Name: Ravi Ramanujam
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2006-1, for January 15, 2009 Payment Date
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-1, for January 15, 2009 Payment Date
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for January 15, 2009 Payment Date
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-3, for January 15, 2009 Payment Date
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for January 15, 2009 Payment Date